INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation
RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2014	2013	2012
Sempra Energy Consolidated:
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	5	4	6
U.S. tax on repatriation of foreign earnings	2	―	―
Income tax restructuring related to IEnova stock offerings	―	4	―
State income taxes, net of federal income tax benefit	―	1	(1)
Utility repairs expenditures	(5)	(5)	(8)
Tax credits	(4)	(3)	(7)
Self-developed software expenditures	(3)	(3)	(5)
Non-U.S. earnings taxed at lower statutory income tax rates	(2)	(3)	(4)
Allowance for equity funds used during construction	(2)	(1)	(4)
Foreign exchange and inflation effects	(2)	―	1
Adjustments to prior years’ income tax items	(1)	(3)	(1)
International tax reform	(1)	1	―
Life insurance contracts	―	―	(7)
Other, net	(2)	(1)	1
Effective income tax rate	20%	26%	6%
SDG&E:
U.S. federal statutory income tax rate	35%	35%	35%
State income taxes, net of federal income tax benefit	5	3	4
Depreciation	4	5	4
SONGS tax regulatory asset write-off	2	―	―
Utility repairs expenditures	(4)	(4)	(4)
Self-developed software expenditures	(3)	(3)	(3)
Allowance for equity funds used during construction	(2)	(2)	(4)
Adjustments to prior years’ income tax items	(2)	(1)	(3)
Variable interest entity	(1)	(1)	(1)
Other, net	―	(1)	(1)
Effective income tax rate	34%	31%	27%
SoCalGas:
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	8	6	7
State income taxes, net of federal income tax benefit	4	4	3
Utility repairs expenditures	(9)	(9)	(12)
Self-developed software expenditures	(5)	(6)	(9)
Adjustments to prior years’ income tax items	(2)	(5)	―
Allowance for equity funds used during construction	(2)	(1)	(2)
Other, net	―	―	(1)
Effective income tax rate	29%	24%	21%

Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Abstract]
Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Text Block]
	Years ended December 31,
(Dollars in millions)	2014	2013	2012
U.S.	$1,014	$941	$442
Non-U.S.	510	489	501
Total	$1,524	$1,430	$943

Schedule Of Components Of Income Tax Expense [Abstract]
Schedule Of Components Of Income Tax Expense
INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Sempra Energy Consolidated:
Current:
U.S. Federal	$(10)	$(70)	$(36)
U.S. State	(7)	(5)	(6)
Non-U.S.	171	107	144
Total	154	32	102
Deferred:
U.S. Federal	237	275	(63)
U.S. State	4	15	3
Non-U.S.	(91)	48	20
Total	150	338	(40)
Deferred investment tax credits	(4)	(4)	(3)
Total income tax expense	$300	$366	$59
SDG&E:
Current:
U.S. Federal	$(5)	$9	$(109)
U.S. State	52	11	14
Total	47	20	(95)
Deferred:
U.S. Federal	220	149	255
U.S. State	5	24	30
Total	225	173	285
Deferred investment tax credits	(2)	(2)	―
Total income tax expense	$270	$191	$190
SoCalGas:
Current:
U.S. Federal	$2	$4	$(73)
U.S. State	7	(5)	24
Total	9	(1)	(49)
Deferred:
U.S. Federal	117	103	136
U.S. State	15	16	(6)
Total	132	119	130
Deferred investment tax credits	(2)	(2)	(2)
Total income tax expense	$139	$116	$79

Schedule Of Components Of Deferred Tax Assets And Liabilities [Abstract]
Schedule Of Components Of Deferred Tax Assets And Liabilities
DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2014	2013
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$4,074	$3,951
Regulatory balancing accounts	915	663
Property taxes	57	50
Differences in financial and tax bases of partnership interests(1)	650	256
Other deferred income tax liabilities	53	95
Total deferred income tax liabilities	5,749	5,015
Deferred income tax assets:
Tax credits	276	105
Equity losses	40	16
Net operating losses	1,908	2,023
Compensation-related items	244	128
Postretirement benefits	433	264
Other deferred income tax assets	97	22
State income taxes	19	30
Litigation and other accruals not yet deductible	73	20
Deferred income tax assets before valuation allowances	3,090	2,608
Less: valuation allowances	39	96
Total deferred income tax assets	3,051	2,512
Net deferred income tax liability(2)	$2,698	$2,503
(1)	Amounts primarily represent differences in financial and tax bases of depreciable and amortizable assets within our partnerships.
(2)	Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2014	2013	2014	2013
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$2,181	$2,040	$1,194	$1,045
Regulatory balancing accounts	441	411	481	265
Property taxes	39	36	18	16
Other	5	28	10	6
Total deferred income tax liabilities	2,666	2,515	1,703	1,332
Deferred income tax assets:
Net operating losses	297	440	64	65
Postretirement benefits	85	57	261	126
Compensation-related items	8	13	40	38
State income taxes	27	22	11	10
Litigation and other accruals not yet deductible	39	45	23	27
Other	36	20	39	28
Total deferred income tax assets	492	597	438	294
Net deferred income tax liability(1)	$2,174	$1,918	$1,265	$1,038
(1)	Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2014	2013	2014	2013	2014	2013
Current (asset) liability	$(305)	$(301)	$53	$(103)	$53	$45
Noncurrent liability	3,003	2,804	2,121	2,021	1,212	993
Total	$2,698	$2,503	$2,174	$1,918	$1,265	$1,038

Income Tax Uncertainties [Abstract]
Summary of Income Tax Contingencies
SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Sempra Energy Consolidated:
Total	$117	$90	$82
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate	$(114)	$(86)	$(81)
increase the effective tax rate	21	19	16
SDG&E:
Total	$14	$17	$12
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate	$(11)	$(14)	$(12)
increase the effective tax rate	6	11	12
SoCalGas:
Total	$19	$13	$5
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate	$(19)	$(13)	$(5)
increase the effective tax rate	15	8	4

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2014	2013	2012
Sempra Energy Consolidated:
Balance as of January 1	$90	$82		$72
Increase in prior period tax positions	37	26		2
Decrease in prior period tax positions	―	(24)		(1)
Increase in current period tax positions	5	7		10
Settlements with taxing authorities	(15)	(1)		(1)
Balance as of December 31	$117	$90		$82
SDG&E:
Balance as of January 1	$17	$12		$7
Increase in prior period tax positions	2	7		1
Decrease in prior period tax positions	―	(4)		―
Increase in current period tax positions	―	2		4
Settlements with taxing authorities	(5)	―		―
Balance as of December 31	$14	$17		$12
SoCalGas:
Balance as of January 1	$13	$5	$	―
Increase in prior period tax positions	2	4		―
Increase in current period tax positions	4	5		5
Settlements with taxing authorities	―	(1)		―
Balance as of December 31	$19	$13		$5

INTEREST AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Interest and penalties						Accrued interest and penalties
	Years ended December 31,						December 31,
	2014		2013		2012		2014		2013
Sempra Energy Consolidated:
Interest (income) expense		$(4)		$1	$	―	$	―		$4
Penalties		(3)		―		―		―		3
SDG&E:
Interest (income) expense		$(1)	$	―	$	―	$	―		$1
SoCalGas:
Interest income	$	―		$(1)	$	―	$	―	$	―

Summary Of Positions For Which Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Abstract]
Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2014		2013	2012
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments	$	―	$(7)	$(7)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		(61)	(63)	(10)
		$(61)	$(70)	$(17)
SDG&E:
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		$(9)	$(14)	$(5)
SoCalGas:
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		$(15)	$(11)	$(4)